Segment and Geographic Information	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Segment and Geographic Information
11. Segment and Geographic Information
The Company has one operating and reportable segment: life science. The life science segment consists of the development of clinical and preclinical product candidates for the development of the Company’s proprietary new therapies to enhance the engagement of the science of ribosomal modulation. The Company’s chief operating decision maker (“CODM”) is its President and Chief Executive Officer.
The significant expense categories regularly reviewed by the CODM for the three and six months ended June 30, 2026 and 2025 are the same as the significant expense categories included in the Company’s income statement. While the Company operates in three geographic regions (the U.S., Israel, and Australia), substantially all of the Company’s long-lived assets are located in the U.S.

The table below summarized the significant expense categories regularly provided to, and reviewed by, the CODM for the three and six months ended June 30, 2026 and 2025 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Operating expenses:
Research and development
Clinical and manufacturing	$1,812	$184	$2,484	$373
Other research and development	1,028	714	2,016	1,035

Total research and development	2,840	898	4,500	1,408
General and administrative	1,610	684	3,746	1,396

Loss from operations	(4,450)	(1,582)	(8,246)	(2,804)
Other expense, net	52	309	10	796

Total other expense, net	52	309	10	796

Net loss	$(4,502)	$(1,891)	$(8,256)	$(3,600)

14. Segments
Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the CODM, or decision-making group, in deciding how to allocate resources in assessing performance. The Company has one operating and reportable segment: life science. The life science segment consists of the development of clinical and preclinical product candidates for the development of the Company’s proprietary new therapies to enhance the engagement of the science of ribosomal modulation. The Company’s CODM is its President and Chief Executive Officer (“CEO”).
The accounting policies of the life science segment are the same as those described in the summary of significant accounting policies. The CODM assesses performance for the life science segment and decides how to allocate resources based on net loss, which is reported on the income statement as consolidated net loss. The CODM uses net loss to evaluate losses generated from segment assets (return on assets) in deciding whether to invest capital into the life science segment or into other parts of the Company. The measure of segment assets is reported on the balance sheet as total consolidated assets.
To date, the Company has generated only license and service revenue, all of which relate to one customer with headquarters in Spain. The Company expects to continue to incur significant expense and operating losses for the foreseeable future as it advances product candidates through all stages of development and clinical trials and, ultimately, seeks regulatory approval.
As such, the CODM uses cash forecast models in deciding how to invest into the life science segment. Such cash forecast models are reviewed to assess the entity-wide operating results and performance. Net loss is used to monitor budget versus actual results. Monitoring budgeted versus actual results is used in assessing performance of the segment and in establishing management compensation, along with cash forecast models.
The significant expense categories regularly reviewed by the CODM for the years ended December 31, 2025, 2024 and 2023 are the same as the significant expense categories included in the Company’s income statement. While the Company operates in three geographic regions (the U.S., Israel, and Australia), substantially all of the Company’s long-lived assets are located in the U.S.

The table below summarizes the significant expense categories regularly provided to, and reviewed by, the CODM for the years ended December 31, 2025, 2024 and 2023 (in thousands).

	Years Ended December 31,
	2025	2024	2023
License and service revenue:	$—	$6,359	$—
Operating expenses:
Research and development
Clinical and manufacturing	718	1,193	2,577
Other research and development	2,338	2,384	6,021
Total research and development	3,056	3,577	8,598
General and administrative	3,382	5,250	8,690
Total operating expenses:	6,438	8,827	17,288
Loss from operations	(6,438)	(2,468)	(17,288)
Other (income) expense, net	(443)	675	(234)
Total other expense (income), net	(443)	675	(234)
Net loss	$(5,995)	$(3,143)	$(17,054)